Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 21,129	$ 20,222
Derivatives	557	0
Cash guarantees and deposits	57,303	57,534
Other non-current receivables	19,029	19,360
Total non-current receivables	$ 98,018	$ 97,116